OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

NOTE 3:-OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2021	2022

Government authorities	$9,022	$7,867
Deferred charges and prepaid expenses	6,214	6,087
Deposits receivable	279	473
Advances to suppliers	256	405
Hedging asset	852	8
Other	556	916

	$17,179	$15,756